Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Income assets And Liabilities Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 5,572,042	¥ 4,990,352
Deferred tax liabilities	(524,064)	(694,090)
Net amount	¥ 5,047,978	¥ 4,296,262